GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 9.95%
$ 810,000	ACC Trust(b) Series 2019-1 Class B 4.47%, 10/20/2022	$ 827,605
	Ajax Mortgage Loan Trust(b)
	Series 2018-C Class A
1,236,170	4.36%, 09/25/2065(c)	1,250,473
	Series 2019-D Class A1
379,498	2.96%, 09/25/2065(d)	378,217
	American Credit Acceptance Receivables Trust(b)
	Series 2018-3 Class C
1,390,000	3.75%, 10/15/2024	1,402,862
	Series 2019-2 Class C
820,000	3.17%, 06/12/2025	828,651
	Series 2019-3 Class D
360,000	2.89%, 09/12/2025	360,517
1,045,000	American Express Credit Account Master Trust Series 2019-3 Class A 2.00%, 04/15/2025	1,049,545
261,983	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	272,536
	Americredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	731,807
	Series 2019-3 Class D
275,000	2.58%, 09/18/2025	275,243
948,688	Amur Equipment Finance Receivables VI LLC(b) Series 2018-2A Class A2 3.89%, 07/20/2022	961,466
1,005,812	Arbys Funding LLC(b) Series 2015-1A Class A2 4.97%, 10/30/2045	1,034,830
	Bayview Opportunity Master Fund IV Trust(b)(c)
	Series 2017-SPL4 Class A
227,770	3.50%, 01/28/2055	231,447
	Series 2017-SPL5 Class B1
375,000	4.00%, 06/28/2057	389,556
950,639	Business Jet Securities LLC(b) Series 2019-1 Class A 4.21%, 07/15/2034	975,543
105,000	Carmax Auto Owner Trust Series 2019-3 Class D 2.85%, 01/15/2026	105,975
	CoreVest American Finance Trust(b)
	Series 2018-1 Class A
222,619	3.80%, 06/15/2051	229,989
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2018-2 Class A
$ 452,524	4.03%, 11/15/2052	$ 475,795
1,534,515	Credit Suisse Mortgage Trust(b)(c) Series 2018-RPL8 Class A1 4.13%, 07/25/2058	1,547,751
	Drive Auto Receivables Trust
	Series 2018-4 Class D
1,390,000	4.09%, 01/15/2026	1,429,619
	Series 2019-1 Class C
950,000	3.78%, 04/15/2025	969,429
	Series 2019-4 Class D
250,000	2.70%, 02/16/2027	249,415
155,000	DT Auto Owner Trust(b) Series 2019-3A Class D 2.96%, 04/15/2025	156,018
	Exeter Automobile Receivables Trust(b)
	Series 2018-4A Class D
1,005,000	4.35%, 09/16/2024	1,042,303
	Series 2019-1A Class D
955,000	4.13%, 12/16/2024	991,329
	Series 2019-3A Class C
980,000	2.79%, 05/15/2024	986,600
600,000	ExteNet LLC(b) Series 2019-1A Class A2 3.20%, 07/26/2049	607,392
	Flagship Credit Auto Trust(b)
	Series 2019-1 Class C
645,000	3.60%, 02/18/2025	664,713
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	210,555
901,905	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	905,934
480,000	Genesis Sales Finance Master Trust(b) Series 2019-AA Class A 4.68%, 08/20/2023	490,053
1,275,000	GLS Auto Receivables Trust(b) Series 2018-3A Class C 4.18%, 07/15/2024	1,317,630
1,029,600	Hardee's Funding LLC(b) Series 2018-1A Class A2I 4.25%, 06/20/2048	1,044,406
1,165,538	Hilton Grand Vacations Trust(b) Series 2018-AA Class A 3.54%, 02/25/2032	1,202,504
282,600	HOA Funding LLC(b) Series 2014-1A Class A2 4.85%, 08/20/2044	284,007
	Home Partners of America Trust(b)
	Series 2019-1 Class D
200,000	3.41%, 09/17/2039	203,344
	Series 2019-2 Class D
135,000	3.12%, 10/19/2039	135,507
110,000	HPEFS Equipment Trust(b) Series 2019-1A Class C 2.49%, 09/20/2029	109,983

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 980,000	Kabbage Funding LLC(b) Series 2019-1 Class A 3.83%, 03/15/2024	$ 990,705
	Lendmark Funding Trust(b)
	Series 2018-2A Class A
1,005,000	4.23%, 04/20/2027	1,042,049
	Series 2019-1A Class A
795,000	3.00%, 12/20/2027	800,983
995,000	Mariner Finance Issuance Trust(b) Series 2019-AA Class A 2.96%, 07/20/2032	1,007,047
1,140,000	Michigan Tobacco Settlement Finance Authority Series 2006-A Class A 7.31%, 06/01/2046	1,154,706
320,000	Mill City Mortgage Loan Trust(b)(c) Series 2018-4 Class A1B 3.50%, 04/25/2066	327,566
887,525	MVW Owner Trust(b) Series 2016-1A Class A 2.25%, 12/20/2033	881,943
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,268,463
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	992,223
1,089,971	Preston Ridge Partners Mortgage LLC(b)(d) Series 2019-2A Class A1 3.97%, 04/25/2024	1,101,018
	Pretium Mortgage Credit Partners LLC(b)(d)
	Series 2019-3A Class A1
161,870	3.35%, 07/25/2024	162,164
	Series 2019-NPL1 Class A1
628,827	4.21%, 07/25/2060	634,042
	Series 2019-NPL3 Class A1
425,000	3.10%, 07/27/2059	425,286
970,000	Primose Funding LLC(b) Series 2019-1A Class A2 4.48%, 07/30/2049	968,962
	Progress Residential Trust(b)
	Series 2018-SFR1 Class B
3,100,000	3.48%, 03/17/2035	3,118,522
	Series 2018-SFR2 Class B
1,531,000	3.84%, 08/17/2035	1,555,821
	Series 2019-SFR4 Class D
175,000	3.14%, 11/17/2036	175,603
990,000	Prosper Marketplace Issuance Trust(b) Series 2018-2A Class B 3.96%, 10/15/2024	1,000,529
385,000	Santander Drive Auto Receivables Trust Series 2019-3 Class D 2.68%, 10/15/2025	386,568
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 945,000	SMB Private Education Loan Trust(b) Series 2019-B Class A2A 2.84%, 06/15/2037	$ 959,873
335,000	SoFi Consumer Loan Program Trust(b) Series 2019-4 Class C 2.84%, 08/25/2028	336,102
390,000	SoFi Professional Loan Program LLC(b) Series 2019-C Class A2FX 2.37%, 11/16/2048	390,247
364,810	TGIF Funding LLC(b) Series 2017-1A Class A2 6.20%, 04/30/2047	357,773
	Towd Point Mortgage Trust(b)(c)
	Series 2016-3 Class A1
1,055,004	2.25%, 04/25/2056	1,050,719
	Series 2016-4 Class A2
1,750,000	3.00%, 07/25/2056	1,736,015
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056	984,053
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056	660,644
	Series 2018-4 Class A1
790,881	3.00%, 06/25/2058	810,634
	Series 2018-6 Class A1A
577,727	3.75%, 03/25/2058	592,921
	Series 2018-SJ1 Class A1
346,270	4.00%, 10/25/2058	349,235
	Series 2019-1 Class A1
731,488	3.75%, 03/25/2058	767,173
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,743,802
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	115,000
809,388	Trinity Rail Leasing LLC(b) Series 2019-1A Class A 3.82%, 04/17/2049	840,498
825,000	United Auto Credit Securitization Trust(b) Series 2019-1 Class E 4.29%, 08/12/2024	832,599
904,972	Upgrade Master Pass Through Trust(b) Series 2019-ST1 Class A 4.00%, 07/15/2025	904,972
	Vericrest Opportunity Loan Trust(b)(d)
	Series 2019-NPL2 Class A1
639,546	3.97%, 02/25/2049	641,678
	Series 2019-NPL5 Class A1A
484,826	3.35%, 09/25/2049	486,334
840,000	Veros Automobile Receivables Trust(b) Series 2018-1 Class B 4.05%, 02/15/2024	849,902

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 671,389	VOLT LXII LLC(b)(d) Series 2017-NPL9 Class A1 3.13%, 09/25/2047	$ 671,762
1,355,812	VOLT LXX LLC(b)(d) Series 2018-NPL6 Class A1A 4.11%, 09/25/2048	1,359,742
76,731	VOLT LXXI LLC(b)(d) Series 2018-NPL7 Class A1A 3.97%, 09/25/2048	77,101
326,528	VOLT LXXV LLC(b)(d) Series 2019-NPL1 Class A1A 4.34%, 01/25/2049	328,757
1,172,062	Wendy's Funding LLC(b) Series 2019-1A Class A2I 3.78%, 06/15/2049	1,198,598
1,325,000	Westlake Automobile Receivables Trust(b) Series 2018-3A Class D 4.00%, 10/16/2023	1,360,517
TOTAL ASSET-BACKED SECURITIES — 9.95% (Cost $63,583,788)		$64,731,400
BANK LOANS
582,075	Accelerated Health Systems LLC(e) 5.54%, 10/31/2025 1-mo. LIBOR + 3.50%	582,075
562,442	Affinity Gaming LLC(e) 5.29%, 07/03/2023 1-mo. LIBOR + 3.25%	544,444
513,500	AHP Health Partners Inc(e) 6.54%, 06/30/2025 1-mo. LIBOR + 4.50%	514,302
365,000	Air Newco LLC(e)(f) 6.29%, 09/20/2026 1-mo. LIBOR + 4.25%	361,578
356,962	Albertsons LLC(e) 4.79%, 11/17/2025 1-mo. LIBOR + 2.75%	359,025
1,031,772	American Builders & Contractors Supply Co Inc(e) 4.04%, 10/31/2023 1-mo. LIBOR + 2.00%	1,030,353
373,000	Applied Systems Inc(e) 9.10%, 09/19/2025 3-mo. LIBOR + 7.00%	376,497
165,000	Arab Petroleum Investment Corp(e) 4.52%, 10/01/2026 1-mo. LIBOR + 2.50%	165,413
745,000	Asurion LLC(e) 8.54%, 08/04/2025 1-mo. LIBOR + 6.50%	756,486
183,145	Atlantic Aviation FBO Inc(e) 5.80%, 12/06/2025 1-mo. LIBOR + 3.75%	184,289
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 406,875	Bausch Health Cos Inc(e) 4.79%, 11/27/2025 1-mo. LIBOR + 2.75%	$ 407,485
822,577	Blackhawk Network Holdings Inc(e) 5.04%, 06/16/2025 1-mo. LIBOR + 3.00%	819,149
491,287	Boxer Parent Co Inc(e) 6.29%, 10/02/2025 1-mo. LIBOR + 4.25%	472,634
914,450	Brookfield WEC Holdings Inc(e) 5.54%, 08/01/2025 1-mo. LIBOR + 3.50%	916,508
663,337	Calpine Corp(e) 4.86%, 04/05/2026 3-mo. LIBOR + 2.75%	665,272
977,054	CenturyLink Inc(e) 4.79%, 01/31/2025 1-mo. LIBOR + 2.75%	969,523
292,370	Change Healthcare Holdings LLC(e) 4.54%, 03/01/2024 1-mo. LIBOR + 2.50%	290,771
640,970	CHG Healthcare Services Inc(e) 5.04%, 06/07/2023 1-mo. LIBOR + 3.00%	639,047
	Citgo Petroleum Corp(e)
992,187	6.60%,07/29/2021 3-mo. LIBOR + 4.50%	994,048
413,962	7.10%,03/27/2024 3-mo. LIBOR + 5.00%	414,997
675,000	Commscope Inc(e) 5.29%, 04/04/2026 1-mo. LIBOR + 3.25%	671,906
643,401	CPG International LLC(e) 5.93%, 05/06/2024 3-mo. LIBOR + 3.75%	640,988
281,932	Crown Finance US Inc(e) 4.29%, 02/28/2025 1-mo. LIBOR + 2.25%	280,100
636,301	CSC Holdings LLC(e) 4.28%, 01/15/2026 1-mo. LIBOR + 2.25%	635,108
380,000	Diamond Sports Group LLC(e) 5.30%, 08/24/2026 1-mo. LIBOR + 3.25%	381,663
917,287	Ditech Holding Corp(e)(g) 5.50%, 06/30/2022 3-mo. LIBOR + 6.00%	361,411
490,000	Dun & Bradstreet Corp(e) 7.05%, 02/06/2026 1-mo. LIBOR + 5.00%	493,063
	Dynasty Acquisition Co Inc(e)
125,874	6.10%,04/06/2026 3-mo. LIBOR + 4.00%	126,425
234,126	6.10%,04/09/2026 3-mo. LIBOR + 4.00%	235,150
445,000	DynCorp International Inc(e) 8.03%, 08/15/2025 1-mo. LIBOR + 6.00%	433,875

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 554,485	Envision Healthcare Corp(e) 5.79%, 10/10/2025 1-mo. LIBOR + 3.75%	$ 451,674
663,146	Explorer Holdings Inc(e) 3.75%, 05/02/2023 3-mo. LIBOR + 3.75%	662,317
1,115,000	Fieldwood Energy LLC(e) 7.51%, 03/29/2025 1-mo. LIBOR + 5.25%	960,294
627,054	Filtration Group Corp(e) 5.04%, 03/29/2025 1-mo. LIBOR + 3.00%	628,230
669,937	Financial & Risk US Holdings Inc(e) 5.79%, 10/01/2025 1-mo. LIBOR + 3.75%	673,496
796,930	GFL Environmental Inc(e) 5.04%, 05/30/2025 1-mo. LIBOR + 3.00%	789,160
481,617	Global Appliance Inc(e) 6.05%, 09/29/2024 1-mo. LIBOR + 4.00%	479,208
1,407,200	Golden Nugget Inc(e) 4.81%, 10/04/2023 1-mo. LIBOR + 2.75%	1,403,291
110,000	Hexion Inc(e) 5.52%, 06/27/2026 1-mo. LIBOR + 3.50%	109,725
	H-Food Holdings LLC(e)
118,500	5.73%,05/23/2025 1-mo. LIBOR + 3.69%	110,798
595,500	6.04%,05/23/2025 1-mo. LIBOR + 4.00%	562,748
543,125	Hillman Group Inc(e) 6.04%, 05/31/2025 1-mo. LIBOR + 4.00%	525,586
564,382	Hoya Midco LLC(e) 5.54%, 06/30/2024 1-mo. LIBOR + 3.50%	555,211
520,000	Kronos Acquisitions Holdings Inc(e) 6.26%, 05/15/2023 1-mo. LIBOR + 4.00%	492,050
	Kronos Inc(e)
984,015	5.25%,11/01/2023 2-mo. LIBOR + 3.00%	985,860
300,000	10.50%,11/01/2024 2-mo. LIBOR + 8.25%	303,938
1,042,125	LifePoint Health Inc(e) 6.55%, 11/16/2025 1-mo. LIBOR + 4.50%	1,042,450
755,727	Medallion Midland Acquisition LLC(e) 5.29%, 10/30/2024 1-mo. LIBOR + 3.25%	732,426
446,747	Milk Specialties Co(e) 6.04%, 08/16/2023 1-mo. LIBOR + 4.00%	428,877
165,000	Navicure Inc(e)(f) 6.29%, 09/18/2026 1-mo. LIBOR + 4.25%	164,794
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 597,324	Neiman Marcus Group Ltd LLC(e) 8.06%, 10/25/2023 1-mo. LIBOR + 6.00%	$ 456,455
440,000	Nexstar Broadcasting Inc(e)(f) 4.81%, 06/19/2026 1-mo. LIBOR + 2.75%	442,017
79,800	NVA Holdings Inc(e) 5.54%, 02/02/2025 1-mo. LIBOR + 3.50%	79,700
492,327	Ortho-Clinical Diagnostics Inc(e) 5.56%, 06/30/2025 1-mo. LIBOR + 3.25%	475,403
	Pacific Gas & Electric Co(e)
95,000	1.13%,12/31/2020 1-mo. LIBOR + 1.13%	95,119
290,000	4.32%,12/31/2020 1-mo. LIBOR + 2.25%	290,363
430,000	Panther BF Aggregator 2 LP(e) 5.54%, 04/30/2026 1-mo. LIBOR + 3.50%	425,700
505,365	Parfums Holding Co Inc(e) 6.37%, 06/30/2024 2-mo. LIBOR + 4.25%	502,417
149,625	Phoenix Guarantor Inc(e) 6.57%, 03/05/2026 1-mo. LIBOR + 4.50%	149,859
817,883	Pi US Mergerco Inc(e) 5.29%, 01/03/2025 1-mo. LIBOR + 3.25%	812,516
424,474	Playa Resorts Holding BV(e) 4.79%, 04/29/2024 1-mo. LIBOR + 2.75%	411,740
833,135	Prime Security Services Borrower LLC(e) 5.21%, 09/23/2026 1-mo. LIBOR + 3.25%	828,187
370,301	Scientific Games International Inc(e) 4.90%, 08/14/2024 1-mo. LIBOR + 2.75%	366,796
	Securus Technologies Holdings Inc(e)
176,997	6.54%,11/01/2024 1-mo. LIBOR + 4.50%	156,753
525,000	10.29%,11/01/2025 1-mo. LIBOR + 8.25%	459,375
623,437	Sedgwick Claims Management Services Inc(e) 6.04%, 09/30/2026 1-mo. LIBOR + 4.00%	623,437
605,000	Shearers Foods(e) 8.77%, 06/30/2022 1-mo. LIBOR + 6.75%	599,706
244,388	Sotera Health Holdings LLC(e) 5.57%, 05/16/2022 1-mo. LIBOR + 3.50%	240,874
340,636	SS&C Technologies Inc(e) 4.29%, 04/16/2025 1-mo. LIBOR + 4.50%	341,843

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 467,889	St. George's University Scholastic Services LLC(e) 5.55%, 07/17/2025 1-mo. LIBOR + 3.50%	$ 468,181
630,152	Stars Group Holdings BV(e) 5.60%, 07/10/2025 3-mo. LIBOR + 3.50%	632,117
1,074,068	Summit Materials LLC(e) 4.04%, 11/21/2024 1-mo. LIBOR + 2.00%	1,075,075
622,361	TKC Holdings Inc(e) 5.80%, 02/01/2023 1-mo. LIBOR + 3.75%	610,432
498,200	Transdigm Inc(e) 4.54%, 06/09/2023 1-mo. LIBOR + 2.50%	496,799
678,559	UFC Holdings LLC(e) 3.25%, 04/29/2029 1-mo. LIBOR + 3.25%	680,255
923,249	Vertafore Inc(e) 5.29%, 07/02/2025 1-mo. LIBOR + 3.25%	896,475
332,831	West Corp(e) 6.04%, 10/10/2024 1-mo. LIBOR + 4.00%	295,942
TOTAL BANK LOANS — 6.25% (Cost $41,643,275)		$40,699,254
CORPORATE BONDS AND NOTES
Basic Materials — 4.50%
705,000	Anglo American Capital PLC(b) 4.00%, 09/11/2027	729,073
	ArcelorMittal
80,000	5.50%, 03/01/2021	83,304
460,000	6.13%, 06/01/2025	517,689
895,000	7.00%, 10/15/2039	1,084,453
2,985,000	6.75%, 03/01/2041	3,544,343
	Barrick Gold Corp
520,000	5.80%, 11/15/2034	613,224
1,690,000	5.25%, 04/01/2042	2,066,220
1,590,000	Barrick North America Finance LLC 5.75%, 05/01/2043	2,089,761
790,000	BHP Billiton Finance USA Ltd(b) 6.75%, 10/19/2075	923,313
850,000	Equate Petrochemical BV(b) 4.25%, 11/03/2026	914,396
200,000	First Quantum Minerals Ltd(b) 7.50%, 04/01/2025	197,000
	FMC Corp
170,000	3.45%, 10/01/2029	172,093
95,000	4.50%, 10/01/2049	98,643
	Georgia-Pacific LLC
110,000	7.38%, 12/01/2025	139,485
435,000	7.25%, 06/01/2028	581,261
90,000	8.88%, 05/15/2031	143,612
	Glencore Funding LLC(b)
1,350,000	4.00%, 03/27/2027	1,387,899
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 1,945,000	4.88%, 03/12/2029	$ 2,102,205
350,000	INEOS Group Holdings SA(b)(h) 5.63%, 08/01/2024	360,458
2,605,000	INVISTA Finance LLC(b) 4.25%, 10/15/2019	2,606,289
670,000	Kraton Polymers LLC / Kraton Polymers Capital Corp(b)(h) 7.00%, 04/15/2025	698,475
375,000	LYB International Finance III LLC 4.20%, 10/15/2049	371,229
345,000	Minera Mexico SA de CV(b) 4.50%, 01/26/2050	339,825
1,725,000	Newmont Goldcorp Corp 4.88%, 03/15/2042	2,031,988
370,000	NOVA Chemicals Corp(b) 5.00%, 05/01/2025	376,475
950,000	Olin Corp 5.63%, 08/01/2029	988,285
1,065,000	SABIC Capital II BV(b) 4.50%, 10/10/2028	1,183,283
785,000	Schweitzer-Mauduit International Inc(b) 6.88%, 10/01/2026	830,138
385,000	Syngenta Finance NV(b) 4.44%, 04/24/2023	402,362
1,425,000	United States Steel Corp 6.65%, 06/01/2037	1,093,687
685,000	Vedanta Resources PLC(b) 6.13%, 08/09/2024	630,543
		29,301,011
Communications — 5.45%
970,000	Alibaba Group Holding Ltd 3.40%, 12/06/2027	1,007,574
	AT&T Inc
1,990,000	3.95%, 01/15/2025	2,125,558
2,930,000	4.50%, 03/09/2048	3,149,650
565,000	4.55%, 03/09/2049	609,618
1,155,000	CCO Holdings LLC / CCO Holdings Capital Corp(b) 5.13%, 05/01/2027	1,205,531
765,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.13%, 07/01/2049	814,975
1,100,000	Cincinnati Bell Inc(b) 7.00%, 07/15/2024	1,017,500
	Clear Channel Worldwide Holdings Inc(b)
212,000	9.25%, 02/15/2024	232,916
325,000	5.13%, 08/15/2027	338,601
860,000	Consolidated Communications Inc(h) 6.50%, 10/01/2022	795,500
945,000	Cox Communications Inc(b) 4.80%, 02/01/2035	1,027,864
680,000	CSC Holdings LLC(b) 5.38%, 02/01/2028	716,550

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
	Diamond Sports Group LLC / Diamond Sports Finance Co(b)
$ 435,000	5.38%, 08/15/2026	$ 451,313
845,000	6.63%, 08/15/2027(h)	875,462
1,280,000	Discovery Communications LLC 3.95%, 03/20/2028	1,333,881
900,000	DISH DBS Corp 5.00%, 03/15/2023	909,270
466,000	Expedia Group Inc(b) 3.25%, 02/15/2030	464,794
	Frontier Communications Corp
335,000	8.50%, 04/15/2020(h)	174,200
730,000	11.00%, 09/15/2025	329,869
350,000	8.50%, 04/01/2026(b)	349,965
555,000	GrubHub Holdings Inc(b) 5.50%, 07/01/2027	566,100
70,000	iHeartCommunications Inc(b) 5.25%, 08/15/2027	72,800
1,045,000	Juniper Networks Inc 3.75%, 08/15/2029	1,049,413
290,000	Lamar Media Corp 5.00%, 05/01/2023	295,438
550,000	Meredith Corp 6.88%, 02/01/2026	558,937
	Motorola Solutions Inc
644,143	4.60%, 02/23/2028	695,615
330,000	4.60%, 05/23/2029	359,705
1,000,000	Radiate Holdco LLC / Radiate Finance Inc(b) 6.63%, 02/15/2025	1,007,100
	Sirius XM Radio Inc(b)
185,000	4.63%, 07/15/2024	191,814
395,000	5.50%, 07/01/2029	421,663
	Sprint Capital Corp
2,484,000	6.88%, 11/15/2028	2,708,057
540,000	8.75%, 03/15/2032	666,063
	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b)
200,000	4.74%, 03/20/2025	212,602
735,000	5.15%, 03/20/2028	797,475
735,000	Telecom Italia Capital SA 6.00%, 09/30/2034	782,775
	Telefonica Emisiones SA
225,000	5.13%, 04/27/2020	228,599
525,000	7.05%, 06/20/2036	727,095
400,000	Telenet Finance Luxembourg Notes SARL(b) 5.50%, 03/01/2028	419,000
845,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	859,787
1,450,000	Tencent Holdings Ltd(b) 3.98%, 04/11/2029	1,554,919
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	39,163
235,000	5.50%, 09/01/2041	253,262
200,000	4.50%, 09/15/2042	196,678
Principal Amount(a)		Fair Value
Communications — (continued)
	Viacom Inc
$ 65,000	4.38%, 03/15/2043	$ 66,976
390,000	5.85%, 09/01/2043	479,644
530,000	5.25%, 04/01/2044	600,206
1,220,000	ViaSat Inc(b) 5.63%, 09/15/2025	1,229,150
	Windstream Services LLC / Windstream Finance Corp(b)(g)(i)
215,000	10.50%, 06/30/2024	118,788
746,000	9.00%, 06/30/2025	402,840
		35,492,255
Consumer, Cyclical — 5.26%
83,732	Air Canada Pass Through Trust(b) Series 2013-1 Class B 5.38%, 05/15/2021	86,085
470,000	Allison Transmission Inc(b) 4.75%, 10/01/2027	484,100
	American Airlines Pass Through Trust
	Series 2013-2 Class A
1,599,082	4.95%, 01/15/2023	1,676,157
	Series 2016-1 Class B
4,917,769	5.25%, 01/15/2024	5,226,533
	Series 2013-1 Class A
116,474	4.00%, 07/15/2025	122,658
	Series 2017-2 Class B
462,930	3.70%, 10/15/2025	465,478
	Series 2016-3 Class B
1,240,417	3.75%, 10/15/2025	1,259,848
	Series 2019-1 Class B
705,000	3.85%, 02/15/2028	712,825
815,000	American Axle & Manufacturing Inc 6.50%, 04/01/2027	775,269
45,000	Beacon Roofing Supply Inc(b) 4.50%, 11/15/2026	45,338
750,000	Beazer Homes USA Inc(h) 5.88%, 10/15/2027	728,437
350,000	Boyd Gaming Corp 6.00%, 08/15/2026	369,218
315,000	British Airways Pass Through Trust(b) Series 2019-1 Class A 3.35%, 06/15/2029	322,371
1,175,000	Brookfield Residential Properties Inc / Brookfield Residential US Corp(b) 6.25%, 09/15/2027	1,180,875
380,000	Caesars Resort Collection LLC / CRC Finco Inc(b) 5.25%, 10/15/2025	388,512
19,594	Continental Airlines Pass Through Trust Series 2012-1 Class B 6.25%, 04/11/2020	19,845
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,217,487

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 400,000	Downstream Development Authority of the Quapaw Tribe of Oklahoma(b) 10.50%, 02/15/2023	$ 426,000
275,000	Eldorado Resorts Inc 6.00%, 09/15/2026	301,125
650,000	Gateway Casinos & Entertainment Ltd(b) 8.25%, 03/01/2024	674,375
790,000	General Motors Co 5.20%, 04/01/2045	779,839
1,165,000	General Motors Financial Co Inc 5.25%, 03/01/2026	1,264,858
1,350,000	Goodyear Tire & Rubber Co(h) 4.88%, 03/15/2027	1,331,235
635,000	Group 1 Automotive Inc 5.00%, 06/01/2022	641,350
195,000	IAA Inc(b) 5.50%, 06/15/2027	205,725
166,000	JC Penney Corp Inc 6.38%, 10/15/2036	53,120
45,000	K Hovnanian Enterprises Inc 5.00%, 11/01/2021	40,950
159,362	Latam Airlines Pass Through Trust Series 2015-1 Class B 4.50%, 11/15/2023	159,219
1,025,000	Lear Corp 3.80%, 09/15/2027	1,031,285
665,000	Lennar Corp 4.75%, 11/15/2022	699,912
410,000	Michaels Stores Inc(b) 8.00%, 07/15/2027	410,512
1,163,468	Norwegian Air Shuttle ASA Pass Through Trust(b) Series 2016-1 Class A 4.88%, 05/10/2028	1,131,123
	Panther BF Aggregator 2 LP / Panther Finance Co Inc(b)
55,000	6.25%, 05/15/2026	57,888
570,000	8.50%, 05/15/2027	577,125
	PulteGroup Inc
625,000	7.88%, 06/15/2032	762,500
1,200,000	6.00%, 02/15/2035	1,278,000
305,000	Scientific Games International Inc(b) 8.25%, 03/15/2026	324,825
510,000	Tenneco Inc(h) 5.00%, 07/15/2026	418,200
665,000	Toro Co 6.63%, 05/01/2037	841,593
3,000	TRI Pointe Group Inc / TRI Pointe Homes Inc 5.88%, 06/15/2024	3,195
810,000	Under Armour Inc 3.25%, 06/15/2026	781,300
	United Airlines Pass Through Trust
	Series 2007-1
768,174	6.64%, 07/02/2022	812,114
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	Series 2016-2 Class B
$ 1,891,215	3.65%, 10/07/2025	$ 1,901,806
	US Airways Pass Through Trust
	Series 2011-1 Class A
188,760	7.13%, 10/22/2023	212,487
	Series 2012-1 Class A
436,809	5.90%, 10/01/2024	486,256
795,000	Vista Outdoor Inc(h) 5.88%, 10/01/2023	731,400
	Volkswagen Group of America Finance LLC(b)
220,000	2.50%, 09/24/2021	220,537
575,000	2.70%, 09/26/2022	577,471
		34,218,361
Consumer, Non-Cyclical — 6.01%
	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC
520,000	5.75%, 03/15/2025	535,600
150,000	7.50%, 03/15/2026(b)	166,875
100,000	5.88%, 02/15/2028(b)	105,844
	Altria Group Inc
161,000	4.40%, 02/14/2026	172,108
1,233,000	4.80%, 02/14/2029	1,352,142
1,145,000	Anthem Inc 2.88%, 09/15/2029	1,132,199
1,225,000	Ashtead Capital Inc(b) 4.38%, 08/15/2027	1,260,219
495,000	Avantor Inc(b) 6.00%, 10/01/2024	530,407
935,000	Bacardi Ltd(b) 4.70%, 05/15/2028	1,021,393
	Bausch Health Americas Inc(b)
315,000	9.25%, 04/01/2026	357,916
720,000	8.50%, 01/31/2027	808,056
	Bausch Health Cos Inc(b)
250,000	5.50%, 11/01/2025	261,588
70,000	5.75%, 08/15/2027	75,658
905,000	7.00%, 01/15/2028	974,775
415,000	BRF SA(b) 4.88%, 01/24/2030	409,813
850,000	Bunge Ltd Finance Corp 4.35%, 03/15/2024	895,417
175,000	Catalent Pharma Solutions Inc(b) 5.00%, 07/15/2027	181,563
250,000	Centene Corp(b) 5.38%, 06/01/2026	261,875
990,000	Chobani LLC / Chobani Finance Corp Inc(b) 7.50%, 04/15/2025	947,925
805,000	CVS Health Corp 3.25%, 08/15/2029	809,407
1,110,000	DP World Ltd(b) 6.85%, 07/02/2037	1,461,848

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Eagle Holding Co II LLC(b)(j)
$ 315,000	7.63%, 05/15/2022 PIK rate, 8.38%	$ 317,363
465,000	7.75%, 05/15/2022 PIK rate, 8.50%	468,487
740,000	Garda World Security Corp(b) 8.75%, 05/15/2025	760,054
	HCA Inc
395,000	7.50%, 12/15/2023	447,338
290,000	8.36%, 04/15/2024	345,167
135,000	7.69%, 06/15/2025	162,337
1,115,000	7.58%, 09/15/2025	1,315,700
2,505,000	7.05%, 12/01/2027	2,930,850
1,349,000	4.13%, 06/15/2029	1,412,488
360,000	7.50%, 11/06/2033	432,000
90,000	7.75%, 07/15/2036	105,300
1,805,000	5.25%, 06/15/2049	1,981,836
490,000	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b) 5.50%, 01/15/2030	519,390
83,000	Koninklijke Ahold Delhaize NV 5.70%, 10/01/2040	102,543
540,000	Kronos Acquisition Holdings Inc(b) 9.00%, 08/15/2023	476,550
	Mylan Inc
330,000	5.40%, 11/29/2043	346,390
280,000	5.20%, 04/15/2048	296,590
	Mylan NV
855,000	3.95%, 06/15/2026	884,775
1,220,000	5.25%, 06/15/2046	1,295,963
400,000	Ortho-Clinical Diagnostics Inc / Ortho-Clinical Diagnostics SA(b) 6.63%, 05/15/2022	390,680
425,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	386,750
975,000	PayPal Holdings Inc 2.85%, 10/01/2029	978,136
775,000	Perrigo Finance Unlimited Co 4.38%, 03/15/2026	801,178
480,000	Select Medical Corp(b) 6.25%, 08/15/2026	501,600
1,140,000	ServiceMaster Co LLC 7.45%, 08/15/2027	1,276,800
895,000	Sigma Finance Netherlands BV(b) 4.88%, 03/27/2028	950,946
720,000	Surgery Center Holdings Inc(b) 6.75%, 07/01/2025	646,200
	Tenet Healthcare Corp
590,000	6.75%, 06/15/2023	619,606
1,305,000	5.13%, 05/01/2025	1,323,009
332,000	5.13%, 11/01/2027(b)	343,072
425,000	6.88%, 11/15/2031	386,750
2,515,000	Teva Pharmaceutical Finance Netherlands III BV 4.10%, 10/01/2046	1,578,162
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 150,000	United Rentals North America Inc 4.88%, 01/15/2028	$ 156,000
530,000	West Street Merger Sub Inc(b) 6.38%, 09/01/2025	487,600
		39,150,238
Energy — 8.35%
780,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	770,250
772,813	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	899,926
1,000,000	Blue Racer Midstream LLC / Blue Racer Finance Corp(b) 6.63%, 07/15/2026	987,500
	California Resources Corp
359,000	5.50%, 09/15/2021	176,808
1,510,000	8.00%, 12/15/2022(b)(h)	747,450
48,000	6.00%, 11/15/2024	16,800
368,493	Callon Petroleum Co 6.13%, 10/01/2024	362,966
410,000	Cheniere Energy Partners LP 5.63%, 10/01/2026	435,072
	Chesapeake Energy Corp
1,135,000	4.88%, 04/15/2022(h)	916,512
95,000	5.75%, 03/15/2023	72,675
800,000	8.00%, 06/15/2027(h)	538,000
75,000	Citgo Holding Inc(b) 9.25%, 08/01/2024	79,688
	Continental Resources Inc
22,000	5.00%, 09/15/2022	22,194
240,000	4.50%, 04/15/2023	249,311
585,000	3.80%, 06/01/2024	596,206
810,000	CrownRock LP / CrownRock Finance Inc(b) 5.63%, 10/15/2025	815,046
395,000	DCP Midstream Operating LP(b) 6.45%, 11/03/2036	411,788
	Denbury Resources Inc(b)
345,000	9.25%, 03/31/2022	301,875
400,000	7.75%, 02/15/2024	309,000
990,000	Enable Midstream Partners LP 5.00%, 05/15/2044	909,020
340,000	Enbridge Energy Partners LP 7.38%, 10/15/2045	503,705
1,750,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	1,623,125
	EP Energy LLC / Everest Acquisition Finance Inc(b)(g)(i)
265,000	8.00%, 11/29/2024	101,363
240,000	7.75%, 05/15/2026	180,000
2,915,000	Exxon Mobil Corp(h) 1.90%, 08/16/2022	2,929,481
1,050,000	Gazprom OAO Via Gaz Capital SA 7.29%, 08/16/2037	1,390,599

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
$ 855,000	Geopark Ltd(b) 6.50%, 09/21/2024	$ 879,581
825,000	HollyFrontier Corp 5.88%, 04/01/2026	923,807
600,000	IFM US Colonial Pipeline 2 LLC(b) 6.45%, 05/01/2021	624,139
2,480,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	2,683,112
	Kinder Morgan Inc
125,000	7.80%, 08/01/2031	169,678
1,100,000	7.75%, 01/15/2032	1,514,696
400,000	Kosmos Energy Ltd(b) 7.13%, 04/04/2026	412,052
790,000	Montage Resources Corp 8.88%, 07/15/2023	604,350
	MPLX LP
80,000	4.50%, 07/15/2023	85,231
295,000	4.88%, 06/01/2025	324,568
775,000	4.00%, 03/15/2028	808,096
800,000	Nabors Industries Inc(h) 5.50%, 01/15/2023	658,000
1,670,000	Newfield Exploration Co 5.63%, 07/01/2024	1,842,431
1,345,000	NGL Energy Partners LP / NGL Energy Finance Corp 6.13%, 03/01/2025	1,281,112
410,000	Occidental Petroleum Corp 4.50%, 07/15/2044	417,147
	ONEOK Partners LP
225,000	4.90%, 03/15/2025	247,450
70,000	6.20%, 09/15/2043	86,631
2,555,000	Pertamina Persero PT(b) 6.45%, 05/30/2044	3,285,933
	Petrobras Global Finance BV
390,000	5.30%, 01/27/2025	425,685
1,315,000	7.38%, 01/17/2027	1,588,270
1,460,000	5.75%, 02/01/2029	1,610,205
975,000	6.90%, 03/19/2049	1,118,325
1,800,000	Petroleos de Venezuela SA(b)(i) 6.00%, 05/16/2024	144,000
	Petroleos Mexicanos
360,000	4.63%, 09/21/2023(h)	370,440
1,760,000	6.50%, 03/13/2027	1,832,160
580,000	6.84%, 01/23/2030(b)	599,836
525,000	6.50%, 06/02/2041	501,637
680,000	6.38%, 01/23/2045	630,700
480,000	Range Resources Corp(h) 4.88%, 05/15/2025	396,000
1,170,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	1,240,382
500,000	Sanchez Energy Corp(b)(g)(h)(i) 7.25%, 02/15/2023	360,000
175,000	Shelf Drilling Holdings Ltd(b) 8.25%, 02/15/2025	148,750
935,000	Sinopec Group Overseas Development 2017 Ltd(b) 3.63%, 04/12/2027	984,012
Principal Amount(a)		Fair Value
Energy — (continued)
$ 1,215,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	$ 1,451,925
430,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp 5.88%, 04/15/2026	454,187
750,000	TerraForm Power Operating LLC(b) 5.00%, 01/31/2028	780,000
2,870,000	Transcontinental Gas Pipe Line Co LLC 7.85%, 02/01/2026	3,633,779
545,000	Transocean Inc(h) 5.80%, 10/15/2022	530,012
1,070,000	Transportadora de Gas Internacional SA ESP(b) 5.55%, 11/01/2028	1,233,186
475,000	USA Compression Partners LP / USA Compression Finance Corp(b) 6.88%, 09/01/2027	490,437
1,130,000	Vine Oil & Gas LP / Vine Oil & Gas Finance Corp(b) 8.75%, 04/15/2023	514,150
375,000	Weatherford International Ltd(g)(i) 9.88%, 02/15/2024	134,063
		54,366,515
Financial — 18.00%
	Acrisure LLC / Acrisure Finance Inc(b)
325,000	8.13%, 02/15/2024	350,188
1,100,000	7.00%, 11/15/2025	1,025,530
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
750,000	3.95%, 02/01/2022	774,685
600,000	3.50%, 05/26/2022	615,315
480,000	3.65%, 07/21/2027	489,057
100,000	AGFC Capital Trust I(b)(e)(k) 4.05%, 01/15/2067 3-mo. LIBOR + 1.75%	52,000
1,210,000	Aircastle Ltd 4.25%, 06/15/2026	1,239,445
1,050,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(b) 6.63%, 07/15/2026	1,109,062
1,205,000	Allstate Corp(e) 5.75%, 08/15/2053 3-mo. LIBOR + 2.93%	1,286,337
	American International Group Inc
60,000	4.88%, 06/01/2022	64,111
75,000	4.13%, 02/15/2024	80,266
1,125,000	Antares Holdings LP(b) 6.00%, 08/15/2023	1,165,591
805,000	Athene Holding Ltd 4.13%, 01/12/2028	827,827

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 815,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	$ 873,029
1,148,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	1,186,917
600,000	Banco de Bogota SA(b) 6.25%, 05/12/2026	676,506
4,800,000	Banco Santander SA 5.18%, 11/19/2025	5,296,427
	Bank of America Corp
540,000	3.00%, 12/20/2023(e) 3-mo. LIBOR + 0.79%	551,507
350,000	4.20%, 08/26/2024	375,423
450,000	4.25%, 10/22/2026	487,603
400,000	4.18%, 11/25/2027	430,380
1,000,000	Bank of China Ltd(b) 5.00%, 11/13/2024	1,088,077
770,000	Bank of Montreal 3.80%, 12/15/2032	798,590
1,150,000	BBVA Bancomer SA(b) 5.13%, 01/18/2033	1,095,375
1,300,000	Brighthouse Financial Inc 3.70%, 06/22/2027	1,285,120
1,335,000	Brixmor Operating Partnership LP REIT 4.13%, 05/15/2029	1,426,114
1,465,000	Capital One Financial Corp 3.75%, 07/28/2026	1,523,655
770,000	Citadel LP(b) 4.88%, 01/15/2027	785,231
1,445,000	Citibank NA(e) 2.74%, 05/20/2022 3-mo. LIBOR + 0.60%	1,447,341
	Citigroup Inc
900,000	6.25%, Perpetual(e)(l) 3-mo. LIBOR + 4.51%	1,002,375
1,775,000	3.50%, 05/15/2023	1,839,458
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	525,600
	Danske Bank A/S(b)(e)
1,020,000	3.00%, 09/20/2022 3-mo. LIBOR + 1.24%	1,023,699
295,000	3.24%, 12/20/2025 3-mo. LIBOR + 1.59%	297,405
210,000	Deutsche Bank AG 4.88%, 12/01/2032	190,130
172,000,000	Development Bank of Kazakhstan JSC(b) KZT, 8.95%, 05/04/2023	415,115
	Doric Nimrod Air Alpha Pass Through Trust(b)
	Series 2013-1 Class B
480,084	6.13%, 11/30/2019	481,764
	Series 2013-1 Class A
226,335	5.25%, 05/30/2023	232,583
1,000,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Finance(b) 5.00%, 08/01/2021	1,012,856
Principal Amount(a)		Fair Value
Financial — (continued)
$ 1,215,000	E*TRADE Financial Corp 4.50%, 06/20/2028	$ 1,323,295
1,120,000	EPR Properties REIT 4.75%, 12/15/2026	1,204,101
695,000	ESH Hospitality Inc REIT(b) 4.63%, 10/01/2027	696,738
965,000	Fairfax Financial Holdings Ltd 4.85%, 04/17/2028	1,044,134
145,000	Fairstone Financial Inc(b) 7.88%, 07/15/2024	151,434
975,000	Fidelity National Financial Inc 5.50%, 09/01/2022	1,046,342
	Global Atlantic Finance Co(b)
770,000	8.63%, 04/15/2021	831,177
365,000	4.40%, 10/15/2029	364,380
850,000	GLP Capital LP / GLP Financing II Inc REIT 5.25%, 06/01/2025	936,300
	Goldman Sachs Group Inc
8,135,000	CAD, 3.55%, 02/12/2021	6,243,782
1,205,000	3.33%, 05/15/2026(e) 3-mo. LIBOR + 1.17%	1,211,192
1,600,000	6.75%, 10/01/2037	2,158,182
1,140,000	Grupo de Inversiones Suramericana SA(b)(h) 5.50%, 04/29/2026	1,266,825
650,000	Healthcare Trust of America Holdings LP REIT 3.75%, 07/01/2027	680,608
427,000	Huntington Bancshares Inc(e)(l) 5.70%, Perpetual 3-mo. LIBOR + 2.88%	434,929
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
700,000	6.38%, 12/15/2025	736,059
1,085,000	6.25%, 05/15/2026(b)	1,136,537
755,000	ING Groep NV(h)(l) 6.00%, Perpetual	761,871
980,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	984,910
	International Lease Finance Corp
145,000	8.25%, 12/15/2020	155,136
555,000	4.63%, 04/15/2021	571,503
1,000,000	Iron Mountain Inc REIT(b) 4.88%, 09/15/2029	1,015,300
	Jefferies Group LLC
580,000	5.13%, 01/20/2023	624,203
705,000	6.45%, 06/08/2027	817,088
1,140,000	6.25%, 01/15/2036	1,317,346
1,440,000	JPMorgan Chase & Co(e)(l) 5.30%, Perpetual 3-mo. LIBOR + 3.80%	1,454,342
1,500,000	KeyCorp(e)(l) 5.00%, Perpetual 3-mo. LIBOR + 3.60%	1,550,625
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,295,390
735,000	Life Storage LP REIT 4.00%, 06/15/2029	786,459

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 350,000	Lincoln National Corp(e) 4.32%, 04/20/2067 3-mo. LIBOR + 2.04%	$ 278,250
580,000	M&T Bank Corp(e)(l) 5.13%, Perpetual 3-mo. LIBOR + 3.52%	609,000
600,000	MBIA Insurance Corp(b)(e) 13.56%, 01/15/2033 3-mo. LIBOR + 11.26%	423,750
	MetLife Inc
860,000	5.88%, Perpetual(e)(l) 3-mo. LIBOR + 2.95%	930,950
245,000	9.25%, 04/08/2038(b)	355,863
915,000	10.75%, 08/01/2039	1,473,150
490,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc REIT(b) 5.75%, 02/01/2027	550,172
	Morgan Stanley
2,970,000	4.10%, 05/22/2023	3,127,507
585,000	3.13%, 07/27/2026	602,481
1,950,000	4.35%, 09/08/2026	2,114,052
285,000	3.95%, 04/23/2027	301,173
	MPT Operating Partnership LP / MPT Finance Corp REIT
400,000	5.00%, 10/15/2027	419,000
195,000	4.63%, 08/01/2029	200,850
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,874,420
1,345,000	Nationstar Mortgage Holdings Inc(b) 9.13%, 07/15/2026	1,432,425
	Navient Corp
190,000	5.50%, 01/25/2023	196,175
1,035,000	6.13%, 03/25/2024	1,073,492
195,000	5.88%, 10/25/2024	196,463
825,000	6.75%, 06/15/2026(h)	843,810
3,035,000	5.63%, 08/01/2033	2,562,693
1,340,000	Old Republic International Corp 4.88%, 10/01/2024	1,467,631
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	714,737
965,000	Physicians Realty LP REIT 4.30%, 03/15/2027	1,031,538
850,000	PNC Financial Services Group Inc(e)(l) 5.00%, Perpetual 3-mo. LIBOR + 3.30%	881,875
	Prudential Financial Inc(e)
690,000	5.88%, 09/15/2042 3-mo. LIBOR + 4.17%	743,247
390,000	5.63%, 06/15/2043 3-mo. LIBOR + 3.92%	419,215
	Quicken Loans Inc(b)
495,000	5.75%, 05/01/2025	510,469
Principal Amount(a)		Fair Value
Financial — (continued)
$ 565,000	5.25%, 01/15/2028	$ 583,080
535,000	Radian Group Inc 4.50%, 10/01/2024	552,388
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	583,787
1,185,000	Royal Bank of Scotland Group PLC 6.00%, 12/19/2023	1,302,694
	Santander Holdings USA Inc
1,840,000	3.50%, 06/07/2024	1,887,868
380,000	4.40%, 07/13/2027	406,543
	Service Properties Trust REIT
1,475,000	4.35%, 10/01/2024	1,493,390
640,000	4.75%, 10/01/2026	643,293
1,315,000	4.95%, 02/15/2027	1,332,549
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,869,218
2,475,000	4.25%, 08/19/2026	2,592,518
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	843,384
	Springleaf Finance Corp
1,355,000	6.88%, 03/15/2025	1,493,041
715,000	7.13%, 03/15/2026	793,167
	Synchrony Financial
410,000	2.85%, 07/25/2022	413,614
1,315,000	3.95%, 12/01/2027	1,348,292
540,000	Synovus Financial Corp 5.90%, 02/07/2029	571,725
1,295,000	Toronto-Dominion Bank 3.63%, 09/15/2031	1,337,765
1,825,000	Ventas Realty LP REIT 3.00%, 01/15/2030	1,811,695
870,000	Voya Financial Inc(e)(h) 5.65%, 05/15/2053 3-mo. LIBOR + 3.58%	917,467
775,000	Wells Fargo & Co(e)(l) 5.90%, Perpetual 3-mo. LIBOR + 3.11%	831,914
		117,171,662
Industrial — 4.61%
1,650,000	APL Ltd 8.00%, 01/15/2024	1,419,165
	Bombardier Inc(b)
2,255,000	6.00%, 10/15/2022	2,252,181
400,000	7.50%, 03/15/2025	399,500
1,550,000	CAD, 7.35%, 12/22/2026	1,161,169
1,010,000	CNH Industrial NV 4.50%, 08/15/2023	1,070,206
770,000	Delhi International Airport Ltd(b) 6.45%, 06/04/2029	817,484
845,000	Embraer Netherlands Finance BV 5.40%, 02/01/2027	955,915
352,000	Gates Global LLC / Gates Global Co(b) 6.00%, 07/15/2022	350,680

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
	General Electric Co
$ 1,035,000	5.00%, Perpetual(e)(l) 3-mo. LIBOR + 3.33%	$ 981,956
260,000	4.50%, 03/11/2044	278,517
	GFL Environmental Inc(b)
325,000	7.00%, 06/01/2026	342,063
315,000	8.50%, 05/01/2027	349,256
780,000	Granite Holdings US Acquisition Co(b) 11.00%, 10/01/2027	752,700
520,000	Greif Inc(b) 6.50%, 03/01/2027	551,460
1,015,000	Hillenbrand Inc 4.50%, 09/15/2026	1,026,113
600,000	Hillman Group Inc(b)(h) 6.38%, 07/15/2022	562,500
500,000	IHS Netherlands Holdco BV(b) 8.00%, 09/18/2027	510,725
800,000	James Hardie International Finance Designated Activity Co(b) 5.00%, 01/15/2028	830,000
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	481,780
450,000	LSB Industries Inc(b)(h) 9.63%, 05/01/2023	474,750
	Masco Corp
422,000	7.75%, 08/01/2029	540,710
360,000	6.50%, 08/15/2032	441,505
385,000	Mauser Packaging Solutions Holding Co(b) 7.25%, 04/15/2025	363,941
400,000	New Enterprise Stone & Lime Co Inc(b) 10.13%, 04/01/2022	411,000
1,570,000	Oshkosh Corp 4.60%, 05/15/2028	1,692,115
	Owens Corning
1,131,000	3.95%, 08/15/2029	1,150,245
502,000	7.00%, 12/01/2036	615,906
665,000	Patrick Industries Inc(b) 7.50%, 10/15/2027	685,016
925,000	Pentair Finance SARL 4.50%, 07/01/2029	959,775
520,000	Reynolds Group Issuer Inc / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu(b) 7.00%, 07/15/2024	538,850
860,000	TransDigm Inc(b) 6.25%, 03/15/2026	923,425
	Trident TPI Holdings Inc(b)
550,000	9.25%, 08/01/2024	539,000
575,000	6.63%, 11/01/2025	503,125
625,000	Vertiv Intermediate Holding Corp(b)(j) 12.00%, 02/15/2022 PIK rate, 13.00%	560,938
900,000	Weekley Homes LLC / Weekley Finance Corp 6.63%, 08/15/2025	902,250
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 3,420,000	WestRock RKT Co 4.00%, 03/01/2023	$ 3,589,342
		29,985,263
Technology — 2.47%
1,645,000	Apple Inc 1.80%, 05/11/2020	1,643,910
350,000	Banff Merger Sub Inc(b) 9.75%, 09/01/2026	334,075
828,000	Broadcom Corp / Broadcom Cayman Finance Ltd 3.63%, 01/15/2024	847,170
	Broadcom Inc(b)
560,000	3.63%, 10/15/2024	569,942
2,485,000	4.75%, 04/15/2029	2,626,613
895,000	Citrix Systems Inc 4.50%, 12/01/2027	967,750
	Dell International LLC / EMC Corp(b)
1,240,000	6.02%, 06/15/2026	1,398,332
690,000	8.10%, 07/15/2036	880,488
175,000	8.35%, 07/15/2046	230,706
355,000	Exela Intermediate LLC / Exela Finance Inc(b)(h) 10.00%, 07/15/2023	197,913
625,000	Hewlett Packard Enterprise Co 6.35%, 10/15/2045	730,520
3,270,000	International Business Machines Corp 2.85%, 05/13/2022	3,341,776
970,000	Micron Technology Inc 4.19%, 02/15/2027	998,378
265,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp(b) 6.75%, 06/01/2025	272,950
985,000	VMware Inc 3.90%, 08/21/2027	1,013,251
		16,053,774
Utilities — 1.31%
960,000	CenterPoint Energy Inc 4.25%, 11/01/2028	1,055,165
986,000	DPL INC(b) 4.35%, 04/15/2029	974,157
875,000	EDP Finance BV(b) 4.13%, 01/15/2020	877,187
765,000	Enel Finance International NV(b) 6.00%, 10/07/2039	955,945
1,570,000	NextEra Energy Capital Holdings Inc 2.40%, 09/01/2021	1,579,628
1,125,000	Perusahaan Listrik Negara PT(b) 4.13%, 05/15/2027	1,187,516
	Talen Energy Supply LLC(b)
180,000	7.25%, 05/15/2027	182,934

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
$ 755,000	6.63%, 01/15/2028	$ 741,788
980,000	Vistra Operations Co LLC(b) 4.30%, 07/15/2029	1,005,724
		8,560,044
TOTAL CORPORATE BONDS AND NOTES — 55.96% (Cost $344,703,440)		$364,299,123
CONVERTIBLE BONDS
Communications — 0.93%
1,410,000	Booking Holdings Inc(h) 0.90%, 09/15/2021	1,634,918
5,000,000	DISH Network Corp 2.38%, 03/15/2024	4,393,624
		6,028,542
Consumer, Non-Cyclical — 0.01%
100,000	BioMarin Pharmaceutical Inc 0.60%, 08/01/2024	98,300
Energy — 0.14%
275,000	Chesapeake Energy Corp 5.50%, 09/15/2026	164,312
805,000	SM Energy Co 1.50%, 07/01/2021	726,047
		890,359
Technology — 0.48%
300,000	Evolent Health Inc 2.00%, 12/01/2021	262,688
	Nuance Communications Inc
615,000	1.25%, 04/01/2025	602,700
1,597,000	1.50%, 11/01/2035	1,596,042
685,000	Western Digital Corp 1.50%, 02/01/2024	655,887
		3,117,317
TOTAL CONVERTIBLE BONDS — 1.56% (Cost $10,124,778)		$10,134,518
FOREIGN GOVERNMENT BONDS AND NOTES
325,000	Abu Dhabi Government International Bond(b) 3.13%, 09/30/2049	314,844
985,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	1,019,475
	Dominican Republic International Bond(b)
200,000	6.88%, 01/29/2026	225,502
885,000	6.00%, 07/19/2028	965,765
	Egypt Government International Bond(b)
895,000	7.60%, 03/01/2029	947,053
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 610,000	8.50%, 01/31/2047	$ 645,199
	Ghana Government International Bond(b)
485,000	7.63%, 05/16/2029	484,675
605,000	8.13%, 03/26/2032	607,052
1,530,000	Jordan Government International Bond(b) 5.75%, 01/31/2027	1,567,363
1,245,000	Kenya Government International Bond(b) 8.00%, 05/22/2032	1,303,679
235,000(m)	Mexican Bonos MXP, 6.50%, 06/09/2022	1,184,539
	Mexico Government International Bond
520,000	4.15%, 03/28/2027	550,945
670,000	4.50%, 04/22/2029	727,794
725,000	Mongolia Government International Bond(b) 8.75%, 03/09/2024	810,234
900,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	1,073,781
1,595,000	Nigeria Government International Bond(b) 7.88%, 02/16/2032	1,678,240
16,015,000	Norway Government Bond(b) NOK, 3.75%, 05/25/2021	1,833,094
	Oman Government International Bond(b)
1,615,000	5.38%, 03/08/2027	1,586,738
400,000	5.63%, 01/17/2028	393,574
320,000	Pakistan Government International Bond(b) 6.88%, 12/05/2027	315,280
	Republic of South Africa Government International Bond
350,000	5.88%, 09/16/2025	381,213
645,000	4.30%, 10/12/2028	622,425
580,000	5.65%, 09/27/2047	578,304
3,000,000	Russian Foreign Eurobond(b) 5.63%, 04/04/2042	3,694,068
	Saudi Government International Bond(b)
1,595,000	4.38%, 04/16/2029	1,790,388
985,000	4.50%, 10/26/2046	1,098,393
	Sri Lanka Government International Bond(b)
1,260,000	6.75%, 04/18/2028	1,201,425
310,000	7.55%, 03/28/2030	305,633
	Turkey Government International Bond
1,700,000	4.88%, 10/09/2026	1,572,010
815,000	6.00%, 03/25/2027	800,304
1,510,000	7.63%, 04/26/2029	1,604,520
2,210,000	Ukraine Government International Bond(b) 7.38%, 09/25/2032	2,219,432

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 1,700,000	Venezuela Government International Bond(i) 7.65%, 04/21/2025	$ 161,500
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 5.27% (Cost $33,866,867)		$34,264,441
MORTGAGE-BACKED SECURITIES
Non-Agency — 8.79%
1,168,339	Agate Bay Mortgage Trust(b)(c) Series 2016-3 Class A5 3.50%, 08/25/2046	1,189,104
925,490	Angel Oak Mortgage Trust(b)(c) Series 2019-3 Class A1 2.93%, 05/25/2059	931,511
	Angel Oak Mortgage Trust I LLC(b)(c)
	Series 2018-2 Class A1
744,955	3.67%, 07/27/2048	751,828
	Series 2019-1 Class A1
975,236	3.92%, 11/25/2048	990,483
463,442	Angel Oak Mortgage Trust LLC(b)(c) Series 2017-3 Class A1 2.71%, 11/25/2047	462,016
	Arroyo Mortgage Trust(b)(c)
	Series 2018-1 Class A1
276,405	3.76%, 04/25/2048	281,406
	Series 2019-1 Class A1
670,391	3.81%, 01/25/2049	685,288
	Series 2019-2 Class A1
555,767	3.35%, 04/25/2049	564,100
205,000	Brass No 8 PLC(b)(e) Series 8A Class A1 2.81%, 11/16/2066 3-mo. LIBOR + 0.70%	205,139
1,128,668	Bunker Hill Loan Depositary Trust(b)(d) Series 2019-1 Class A1 3.61%, 10/26/2048	1,141,607
608,745	Chase Home Lending Mortgage Trust(b)(c) Series 2019-ATR1 Class A4 4.00%, 04/25/2049	614,304
196,976	Chase Mortgage Finance Corp(b)(c) Series 2016-SH2 Class M2 3.75%, 12/25/2045	205,277
1,325,000	CHC Commercial Mortgage Trust(b)(e) Series 2019-CHC Class A 3.15%, 06/15/2034 1-mo. LIBOR + 1.12%	1,326,657
	Citigroup Mortgage Loan Trust(b)(c)
	Series 2018-RP3 Class A1
112,374	3.25%, 03/25/2061	113,846
	Series 2019-IMC1 Class A1
743,558	2.72%, 07/25/2049	742,455
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-RP1 Class A1
$ 465,090	3.50%, 01/25/2066	$ 476,672
	COLT Mortgage Loan Trust(b)(c)
	Series 2018-3 Class A1
2,163,907	3.69%, 10/26/2048	2,177,950
	Series 2019-1 Class A1
562,219	3.71%, 03/25/2049	570,125
	Series 2019-3 Class A1
2,146,231	2.76%, 08/25/2049	2,157,180
1,500,000	COMM Mortgage Trust(b)(c) Series 2014-277P Class A 3.73%, 08/10/2049	1,597,245
1,145,000	Credit Suisse Mortgage Capital Certificates(b)(e) Series 2019-ICE4 Class A 3.00%, 05/15/2036 1-mo. LIBOR + 0.98%	1,144,998
	Deephaven Residential Mortgage Trust(b)(c)
	Series 2017-2A Class A1
1,400,653	2.45%, 06/25/2047	1,396,118
	Series 2018-3A Class A1
1,050,863	3.79%, 08/25/2058	1,055,630
	Ellington Financial Mortgage Trust(b)(c)
	Series 2017-1 Class A1
390,447	2.69%, 10/25/2047	388,603
	Series 2018-1 Class A1FX
741,078	4.14%, 10/25/2058	750,404
	Series 2019-1 Class A1
755,623	2.93%, 06/25/2059	757,061
838,038	Galton Funding Mortgage Trust(b)(c) Series 2018-2 Class A41 4.50%, 10/25/2058	857,437
459,678	GCAT LLC(b)(d) Series 2019-NQM1 Class A1 2.99%, 02/25/2059	460,745
442,990	GCAT Trust(b)(c) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	443,769
	Homeward Opportunities Fund I Trust(b)(c)
	Series 2018-2 Class A1
209,670	3.99%, 11/25/2058	213,190
	Series 2019-1 Class A1
829,362	3.45%, 01/25/2059	835,786
	JP Morgan Mortgage Trust(c)
	Series 2005-A5 Class 1A2
333,477	4.08%, 08/25/2035	339,311
	Series 2014-2 Class 2A2
719,781	3.50%, 06/25/2029(b)	736,233
	Series 2018-8 Class A3
1,916,272	4.00%, 01/25/2049(b)	1,952,575
820,000	JPMBB Commercial Mortgage Securities Trust Series 2015-C31 Class AS 4.11%, 08/15/2048	884,920

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 980,000	LHOME Mortgage Trust(b)(d) Series 2019-RTL1 Class A1 4.58%, 10/25/2023	$ 990,795
330,000	Mello Warehouse Securitization Trust(b)(e) Series 2019-1 Class C 3.22%, 06/25/2052 1-mo. LIBOR + 1.20%	330,000
918,825	Metlife Securitization Trust(b)(c) Series 2019-1A Class A1A 3.75%, 04/25/2058	949,114
	New Residential Mortgage Loan Trust(b)
	Series 2017-2A Class A3
2,189,090	4.00%, 03/25/2057(c)	2,279,896
	Series 2018-1A Class A1A
2,642,547	4.00%, 12/25/2057(c)	2,740,742
	Series 2018-4A Class A1S
1,538,585	2.77%, 01/25/2048(e) 1-mo. LIBOR + 0.75%	1,534,017
	Series 2019-NQM1 Class A1
1,829,550	3.67%, 01/25/2049(c)	1,857,568
	Series 2019-NQM4 Class A1
390,000	2.49%, 09/25/2059(c)	390,088
	OBX Trust(b)(c)
	Series 2018-EXP2 Class 1A1
1,137,941	4.00%, 11/25/2048	1,150,571
	Series 2019-INV1 Class A3
527,612	4.50%, 11/25/2048	544,651
1,574,868	Preston Ridge Partners Mortgage LLC (b)(d) Series 2019-1A Class A1 4.50%, 01/25/2024	1,585,997
629,618	RCO V Mortgage LLC(b)(d) Series 2019-1 Class A1 3.72%, 05/24/2024	632,235
1,864,080	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	1,864,080
	Sequoia Mortgage Trust(b)(c)
	Series 2018-CH2 Class A12
1,510,440	4.00%, 06/25/2048	1,525,915
	Series 2019-CH2 Class A1
386,528	4.50%, 08/25/2049	401,312
717,476	Starwood Mortgage Residential Trust(b)(c) Series 2019-IMC1 Class A1 3.47%, 02/25/2049	725,681
1,097,625	Towd Point HE Trust(b)(e) Series 2019-HE1 Class A1 2.92%, 04/25/2048 1-mo. LIBOR + 0.90%	1,097,745
780,000	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 5.73%, 05/10/2045	780,930
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 604,616	VCAT LLC(b)(d) Series 2019-NPL1 Class A1 4.36%, 02/25/2049	$ 609,648
	Verus Securitization Trust(b)(c)
	Series 2018-2 Class B1
585,000	4.43%, 06/01/2058	592,354
	Series 2018-3 Class A1
602,413	4.11%, 10/25/2058	609,045
	Series 2019-1 Class A1
986,906	3.84%, 02/25/2059	997,778
	Series 2019-INV1 Class A1
747,519	3.40%, 12/25/2059	755,877
1,910,000	Wells Fargo Commercial Mortgage Trust Series 2015-LC20 Class B 3.72%, 04/15/2050	2,005,899
830,000	WFRBS Commercial Mortgage Trust Series 2014-C24 Class AS 3.93%, 11/15/2047	883,636
		57,236,547
U.S. Government Agency — 0.30%
1,898,758	Federal National Mortgage Association 3.50%, 07/01/2049	1,953,736
TOTAL MORTGAGE-BACKED SECURITIES — 9.09% (Cost $58,502,919)		$59,190,283
MUNICIPAL BONDS AND NOTES
2,460,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,364,847
TOTAL MUNICIPAL BONDS AND NOTES — 0.36% (Cost $2,447,434)		$2,364,847
U.S. GOVERNMENT AGENCY BONDS AND NOTES
	Federal National Mortgage Association
926,089	4.00%, 09/01/2047	970,041
819,783	4.00%, 05/01/2048	857,062
TOTAL U.S. GOVERNMENT AGENCY BONDS AND NOTES — 0.28% (Cost $1,770,176)		$1,827,103
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
4,000,000	1.50%, 04/15/2020(h)	3,992,188
4,000,000	2.38%, 04/30/2020	4,011,406

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 12,940,000	1.50%, 09/30/2021	$ 12,908,155
2,400,000	1.25%, 08/31/2024(h)	2,366,719
3,500,000	2.00%, 02/15/2025	3,574,102
2,445,000	2.63%, 02/15/2029	2,646,903
5,620,000	3.00%, 08/15/2048	6,688,678
TOTAL U.S. TREASURY BONDS AND NOTES — 5.56% (Cost $34,706,522)		$36,188,151
Shares
COMMON STOCK
Basic Materials — 0.07%
43,327	Hexion Holdings Corp Class B(h)(n)	487,429
Communications — 0.46%
39,946	AT&T Inc	1,511,556
51,679	Corning Inc	1,473,885
		2,985,441
Energy — 0.01%
42,007	Chesapeake Energy Corp(h)(n)	59,230
TOTAL COMMON STOCK — 0.54% (Cost $6,538,246)		$3,532,100
CONVERTIBLE PREFERRED STOCK
Consumer, Non-Cyclical — 0.16%
10,442	Bunge Ltd 4.88%	1,071,805
Energy — 0.27%
4,456	Chesapeake Energy Corp 5.00%	169,328
15	Chesapeake Energy Corp 5.75%	5,750
30,000	El Paso Energy Capital Trust I 4.75%(h)	1,567,313
		1,742,391
TOTAL CONVERTIBLE PREFERRED STOCK — 0.43% (Cost $2,554,556)		$2,814,196
PREFERRED STOCK
Utilities — 0.09%
25,000	Southern California Edison Co(h)	605,250
TOTAL PREFERRED STOCK — 0.09% (Cost $389,500)		$605,250
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Commercial Paper — 0.51%
$ 3,357,000	Ford Motor Credit Co LLC 2.75%, 12/02/2019	$ 3,341,162
U.S. Treasury Bonds and Notes — 2.87%
	U.S. Treasury Bills
8,800,000	1.40%, 10/01/2019	8,800,000
9,875,000	2.38%, 11/14/2019	9,846,386
		18,646,386
Repurchase Agreements — 3.20%
4,955,612	Undivided interest of 24.62% in a repurchase agreement (principal amount/value $20,150,843 with a maturity value of $20,152,158) with BNP Paribas Securities Corp, 2.35%, dated 9/30/19 to be repurchased at $4,955,612 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 4.63%, 11/15/19 - 2/15/49, with a value of $20,553,860.(o)	4,955,612
4,955,612	Undivided interest of 29.97% in a repurchase agreement (principal amount/value $16,558,989 with a maturity value of $16,560,056) with Bank of Montreal, 2.32%, dated 9/30/19 to be repurchased at $4,955,612 on 10/1/19 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.88%, 2/27/20 - 9/20/64, with a value of $16,890,170.(o)	4,955,612
1,034,045	Undivided interest of 37.79% in a repurchase agreement (principal amount/value $2,740,191 with a maturity value of $2,740,370) with HSBC Securities (USA) Inc, 2.35%, dated 9/30/19 to be repurchased at $1,034,045 on 10/1/19 collateralized by U.S. Treasury securities, 0.00% - 2.88%, 8/31/20 - 9/9/49, with a value of $2,794,995.(o)	1,034,045

See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 4,955,612	Undivided interest of 40.85% in a repurchase agreement (principal amount/value $12,149,039 with a maturity value of $12,149,822) with Bank of America Securities Inc, 2.32%, dated 9/30/19 to be repurchased at $4,955,612 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 4/1/24 - 10/1/49, with a value of $12,392,020.(o)	$ 4,955,612
4,955,612	Undivided interest of 8.47% in a repurchase agreement (principal amount/value $58,582,762 with a maturity value of $58,586,537) with Citigroup Global Markets Inc, 2.32%, dated 9/30/19 to be repurchased at $4,955,612 on 10/1/19 collateralized by various U.S. Government Agency securities, 2.50% - 9.00%, 6/1/24 - 10/1/49, with a value of $59,754,443.(o)	4,955,612
		20,856,493
TOTAL SHORT TERM INVESTMENTS — 6.58% (Cost $42,844,041)		$42,844,041
TOTAL INVESTMENTS — 101.92% (Cost $643,675,542)		$663,494,707
OTHER ASSETS & LIABILITIES, NET — (1.92)%		$(12,521,892)
TOTAL NET ASSETS — 100.00%		$650,972,815
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at September 30, 2019. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at September 30, 2019.
(f)	All or a portion of this position has not settled as of September 30, 2019. The interest rate shown represents the stated spread over the LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(g)	Security in bankruptcy at September 30, 2019.
(h)	All or a portion of the security is on loan at September 30, 2019.
(i)	Security in default.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	Restricted security; further details of these securities are included in a subsequent table.
(l)	Security has no contractual maturity date and pays an indefinite stream of interest.
(m)	Principal amount is stated in 100 Mexican Peso Units.
(n)	Non-income producing security.
(o)	Collateral received for securities on loan.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of September 30, 2019 (Unaudited)
At September 30, 2019, the Fund held the following restricted securities:
Security	Coupon	Maturity Date	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Corporate Bonds and Notes
AGFC Capital Trust I	4.05%	01/15/2067	05/03/2011	$70,264	$52,000	0.01%

Currency Abbreviations
CAD	Canadian Dollar
KZT	Kazakhstani Tenge
MXP	Mexican Peso
NOK	Norwegian Krone
See Notes to Schedule of Investments.

September 30, 2019

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2019

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock, Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Government Agency Bonds and Notes, U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2019, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.

September 30, 2019

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$—	$64,731,400	$—	$64,731,400
Bank Loans	—	40,699,254	—	40,699,254
Corporate Bonds and Notes	—	364,299,123	—	364,299,123
Convertible Bonds	—	10,134,518	—	10,134,518
Foreign Government Bonds and Notes	—	34,264,441	—	34,264,441
Mortgage-Backed Securities	—	59,190,283	—	59,190,283
Municipal Bonds and Notes	—	2,364,847	—	2,364,847
U.S. Government Agency Bonds and Notes	—	1,827,103	—	1,827,103
U.S. Treasury Bonds and Notes	—	36,188,151	—	36,188,151
Common Stock	3,532,100	—	—	3,532,100
Convertible Preferred Stock	—	2,814,196	—	2,814,196
Preferred Stock	605,250	—	—	605,250
Short Term Investments	—	42,844,041	—	42,844,041
Total Assets	$4,137,350	$659,357,357	$0	$663,494,707
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2019